Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Net loss before income taxes, Amount		$ (3,319,136)	$ (7,686,900)
Income tax expenses attributable to net income at Singapore statutory rate, Amount	[1]	$ (564,253)	$ (1,306,773)
Income tax expenses attributable to net income at Singapore statutory rate, Percentage	[1]	(17.00%)	(17.00%)
Effect of different tax rates, Amount		$ (11,165)	$ (27,480)
Effect of different tax rates, Percentage		(0.30%)	(0.40%)
Non-deductible expenses, Amount		$ 120,490	$ 139,090
Non-deductible expenses, Percentage		3.60%	1.80%
Unrecognized deferred tax asset, Amount		$ 454,928	$ 1,195,163
Unrecognized deferred tax asset, Percentage		13.70%	15.60%
Total tax provision, Amount
Total tax provision, Percentage

[1]	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s principal operating activities, rather than to the Cayman Islands statutory tax rate of 0%.